Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Issued capital	Capital reserve	Treasury Shares	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2022	€ 23,400	€ 1,817,287	€ (1,481)	€ (1,305,814)	€ (139)	€ 533,253
Net loss				(124,833)		(124,833)
Other comprehensive income (loss)					16	16
Total comprehensive income (loss)				(124,833)	16	(124,816)
Share-based payment expense		4,572				4,572
Issuance of share capital (net of transaction costs)	3,453	232,387				235,840
Settlement of share-based payment awards	13	(1,295)	€ 1,481			199
Balance at the end at Jun. 30, 2023	26,866	2,052,951		(1,430,647)	(123)	649,047
Balance at the beginning at Dec. 31, 2023	26,879	2,056,110		(1,565,981)	(67)	516,941
Net loss				(143,096)		(143,096)
Other comprehensive income (loss)					(79)	(79)
Total comprehensive income (loss)				(143,096)	(79)	(143,175)
Share-based payment expense		1,731				1,731
Realized tax benefit related to prior year equity transaction costs		898				898
Settlement of share-based payment awards	39	99				138
Balance at the end at Jun. 30, 2024	€ 26,918	€ 2,058,839		€ (1,709,077)	€ (146)	€ 376,533